Note 4 - Loans (Detail) - Performance of the Loan Portfolio (USD $)	Dec. 31, 2012	Dec. 31, 2011
Performing Loans [Member] | Consumer Loans [Member]
Nonimpaired loans	$ 4,381,436	$ 5,326,933
Performing Loans [Member] | Residential 1-4 Family Real Estate [Member]
Nonimpaired loans	56,091,352	60,070,730
Nonperforming Loans [Member] | Consumer Loans [Member]
Nonimpaired loans	899	9,534
Nonperforming Loans [Member] | Residential 1-4 Family Real Estate [Member]
Nonimpaired loans	1,781,901	1,547,854
Nonimpaired Loans [Member] | Consumer Loans [Member]
Nonimpaired loans	4,382,335	5,336,467
Nonimpaired Loans [Member] | Residential 1-4 Family Real Estate [Member]
Nonimpaired loans	$ 57,873,253	$ 61,618,584